Amount Due to a Director	6 Months Ended
Oct. 31, 2025
Amount Due to a Director [Abstract]
Amount due to a director

Note 12 – Amount due to a director

The Company has unsecured borrowings of nil and JPY45,000,000 (USD 292,113) in aggregate as of April 30, 2025 and October 31, 2025, respectively, from Mr. Satoshi Kobayashi, the Company’s Co-Chief Executive Officer and Director. The borrowings bear no interest, and the maturity date is December 31, 2025. The fund was used for working capital. The borrowings were fully repaid on December 15, 2025.